PROPERTY, PLANT AND EQUIPMENT, NET - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation		$ 95,700,000	$ 224,100,000	$ 31,800,000
Property, plant and equipment, net	$ 691,134,000	585,431,000	691,134,000
Impairment of property, plant and equipment		0	590,673,000	0
Cedarvale, Texas
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	119,800,000		119,800,000
Property, plant, and equipment, fair value	60,500,000		60,500,000
Impairment of property, plant and equipment			59,300,000
Locations Other Than Cedarvale, Cottonwood
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	668,500,000		668,500,000
Property, plant, and equipment, fair value	176,300,000		176,300,000
Impairment of property, plant and equipment	492,200,000
Cedarvale, Texas and Cottonwood, Texas
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	174,300,000		174,300,000
Property, plant, and equipment, fair value	135,100,000		135,100,000
Impairment of property, plant and equipment	$ 39,200,000
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation		$ 95,400,000	$ 223,600,000	$ 31,700,000